Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.70%	1.20%	1.40%
Rate of increase in compensation levels	4.40%	4.80%	5.10%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.20%	1.40%	1.80%
Rate of increase in compensation levels	4.80%	5.10%	6.00%
Expected long-term rate of return on plan assets	2.30%	2.30%	2.20%
Overseas Pension Plans Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.90%	1.50%	3.50%
Rate of increase in compensation levels	2.80%	2.80%	2.80%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.50%	3.50%	4.30%
Rate of increase in compensation levels	2.80%	2.80%	0.60%
Expected long-term rate of return on plan assets	5.50%	5.20%	5.60%